TAX LIABILITIES	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
TAX LIABILITIES
TAX LIABILITIES

	As of December 31,
	2017	2016

Income tax	3,328	4,813
Periodic payment plan	13	127
VAT payable	861	461
Software Promotion Law - Annual and monthly rates	231	561
Other	820	287
TOTAL	5,253	6,249